Document and Entity Information	19 Months Ended
Jun. 30, 2011
Document and Entity Information
Document Type	Other
Amendment Flag	true
Amendment Description	Post-Effective Amendment No. 1
Document Period End Date	Jun 30, 2011
Trading Symbol	odt
Entity Registrant Name	ONLINE DISRUPTIVE TECHNOLOGIES, INC.
Entity Central Index Key	0001498380
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2

Statement of Financial Position (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and Cash Equivalents	$ 26,991	$ 13,658	$ 8
Total Current Assets	26,991	13,658	8
Website Development Costs	8,476	8,325	0
Total Assets	35,467	21,983	8
Current Liabilities
Accounts Payable and Accrued Liabilities	8,240	19,948	787
Loan Payable	56,862	56,862	0
Total Current Liabilities	65,102	76,810	787
SHAREHOLDERS' (DEFICIENCY)
Common Shares	8,400	2,400	400
Additional Paid-in Capital	67,278	10,008	0
(Deficit) Accumulated During the Development Stage	(105,313)	(67,235)	(1,179)
Total Shareholders' (Deficiency)	(29,635)	(54,827)	(779)
Total Liabilities and Shareholders' (Deficiency)	35,467	21,983	8
Online Disruptive Technologies Inc. [Member]
Current Assets
Cash and Cash Equivalents			1,578
Total Assets			1,578
Current Liabilities
Accounts Payable and Accrued Liabilities			599
Loan Payable			2,142
Total Current Liabilities			2,741
SHAREHOLDERS' (DEFICIENCY)
Common Shares			200
Additional Paid-in Capital			1,800
(Deficit) Accumulated During the Development Stage			(3,163)
Total Shareholders' (Deficiency)			(1,163)
Total Liabilities and Shareholders' (Deficiency)			1,578
Relationshipscoreboard.com Entertainment Inc. [Member]
Current Assets
Cash and Cash Equivalents			8
Total Assets			8
Current Liabilities
Accounts Payable and Accrued Liabilities			787
Total Current Liabilities			787
SHAREHOLDERS' (DEFICIENCY)
Common Shares			160
Additional Paid-in Capital			240
(Deficit) Accumulated During the Development Stage			(1,179)
Total Shareholders' (Deficiency)			(779)
Total Liabilities and Shareholders' (Deficiency)			$ 8

Statement of Financial Position (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Amortization on Website Development Costs	$ 499	$ 0	$ 0
Preferred Stock, Shares Authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	24,000,100	18,000,100	18,000,100
Common Stock, Shares, Outstanding	24,000,100	18,000,100	18,000,100
Online Disruptive Technologies Inc. [Member]
Preferred Stock, Shares Authorized			20,000,000
Preferred Stock, Par Value Per Share			$ 0.001
Common Stock, Shares Authorized			500,000,000
Common Stock, Par Value Per Share			$ 0.001
Common Stock, Shares, Issued			200,100
Common Stock, Shares, Outstanding			200,100
Relationshipscoreboard.com Entertainment Inc. [Member]
Common Stock, Shares Authorized			100,000,000
Common Stock, Par Value Per Share			$ 0.0001
Common Stock, Shares, Issued			1,600,000
Common Stock, Shares, Outstanding			1,600,000

Statement of Operations (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	13 Months Ended	19 Months Ended
	Dec. 31, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2010	Jun. 30, 2011
General and Administrative Expenses
Accounting Fees	$ 0	$ 1,500	$ 0	$ 3,000	$ 0	$ 500	$ 500	$ 3,500
Audit & Tax Fees	0	2,300	0	10,150	0	29,322	29,322	39,472
Bank Fees	67	73	81	(121)	58	527	594	473
Consulting Fees	0	5,000	1,500	5,000	1,500	1,500	1,500	6,500
Filing and Transfer Agent Fees	0	6,024	0	7,527	0	6,091	6,091	13,618
License and Permit Fees	325	0	0	0	119	732	1,057	1,057
Legal Fees	767	6,553	3,651	8,743	3,651	24,375	25,142	33,885
Web domain Expense	20	10	0	10	0	0	20	30
Total General and Administrative Expenses	1,179	21,460	5,232	34,309	5,328	63,047	64,226	98,535
(Loss) before other expense	(1,179)	(21,460)	(5,232)	(34,309)	(5,328)	(63,047)	(64,226)	(98,535)
Other Expense
Amortization Expense		499	0	499	0			499
Interest Expense	0	1,644	0	3,270	0	3,009	3,009	6,279
Total Other Expense		2,143	0	3,769	0			6,778
Net (Loss) and Comprehensive (Loss) for the Period	(1,179)	(23,603)	(5,232)	(38,078)	(5,328)	(66,056)	(67,235)	(105,313)
Basic and Diluted Net (Loss) per Common Share	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted average number of common shares outstanding - Basic and Diluted	16,000,000	24,000,100	18,000,100	22,176,896	17,093,977	17,545,283
Online Disruptive Technologies Inc. [Member]
General and Administrative Expenses
Bank Fees	97
License and Permit Fees	325
Legal Fees	2,741
Total General and Administrative Expenses	3,163
Other Expense
Net (Loss) and Comprehensive (Loss) for the Period	(3,163)
Basic and Diluted Net (Loss) per Common Share	$ (0.02)
Weighted average number of common shares outstanding - Basic and Diluted	133,433
Relationshipscoreboard.com Entertainment Inc. [Member]
General and Administrative Expenses
Bank Fees	67
License and Permit Fees	325
Legal Fees	767
Web domain Expense	20
Total General and Administrative Expenses	1,179
Other Expense
Net (Loss) and Comprehensive (Loss) for the Period	$ (1,179)
Basic and Diluted Net (Loss) per Common Share	$ 0
Weighted average number of common shares outstanding - Basic and Diluted	939,172

Statement of Cash Flows (USD $)	1 Months Ended	6 Months Ended		12 Months Ended	13 Months Ended	19 Months Ended
	Dec. 31, 2009	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2010	Jun. 30, 2011
Cash flow from Operating Activities
Net (Loss) for the Period	$ (1,179)	$ (38,078)	$ (5,328)	$ (66,056)	$ (67,235)	$ (105,313)
Imputed interest	0	3,270	0	3,009	3,009	6,279
Amortization		499	0			499
Changes in Operating Assets and Liabilities
Increase in Accounts Payable and Accrued Liabilities	787	(11,708)	230	8,700	9,487	(2,221)
Net Cash (Used in) Operating Activities	(392)	(46,017)	(5,098)	(54,347)	(54,739)	(100,756)
Cash flow from Financing Activities
Common shares issued	400	60,000	0	0	400	60,400
Increase in Loan Payable	0	0	28,423	56,862	56,862	56,862
Net Cash Provided by Financing Activities	400	60,000	28,423	56,862	57,262	117,262
Cash flow from Investing Activities
Cash acquired on acquisition of subsidiary	0	0	14,910	14,910	14,910	14,910
Website development costs	0	(650)	0	(3,775)	(3,775)	(4,425)
Net Cash Provided by Investing Activities	0	(650)	14,910	11,135	11,135	10,485
Net Increase in Cash and Cash equivalents	8	13,333	38,235	13,650	13,658	26,991
Cash and Cash equivalents, Beginning of Period	0	13,658	8	8	0	0
Cash and Cash equivalents, End of Period	8	26,991	38,243	13,658	13,658	26,991
Supplementary Information
Interest Paid	0	0	0	0	0	0
Income Taxes Paid	0	0	0	0	0	0
Online Disruptive Technologies Inc. [Member]
Cash flow from Operating Activities
Net (Loss) for the Period	(3,163)
Changes in Operating Assets and Liabilities
Increase in Accounts Payable and Accrued Liabilities	599
Net Cash (Used in) Operating Activities	(2,564)
Cash flow from Financing Activities
Common shares issued	2,000
Increase in Loan Payable	2,142
Net Cash Provided by Financing Activities	4,142
Cash flow from Investing Activities
Net Increase in Cash and Cash equivalents	1,578
Cash and Cash equivalents, Beginning of Period	0				0	0
Cash and Cash equivalents, End of Period	1,578
Supplementary Information
Interest Paid	0
Income Taxes Paid	0
Relationshipscoreboard.com Entertainment Inc. [Member]
Cash flow from Operating Activities
Net (Loss) for the Period	(1,179)
Changes in Operating Assets and Liabilities
Increase in Accounts Payable and Accrued Liabilities	787
Net Cash (Used in) Operating Activities	(392)
Cash flow from Financing Activities
Common shares issued	400
Net Cash Provided by Financing Activities	400
Cash flow from Investing Activities
Net Increase in Cash and Cash equivalents	8
Cash and Cash equivalents, Beginning of Period	0				0	0
Cash and Cash equivalents, End of Period	8
Supplementary Information
Interest Paid	0
Income Taxes Paid	$ 0

Statement of Stockholders Equity (USD $)	Common Stock [Member]	Common Stock [Member] Relationshipscoreboard.com Entertainment Inc. [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Relationshipscoreboard.com Entertainment Inc. [Member]	(Deficit) Accumulated During the Development Stage [Member]	(Deficit) Accumulated During the Development Stage [Member] Relationshipscoreboard.com Entertainment Inc. [Member]	Total	Online Disruptive Technologies Inc. [Member]	Relationshipscoreboard.com Entertainment Inc. [Member]
Beginning Balance at Nov. 15, 2009
Shares issued for cash at $0.0001 per share on November 16, 2009 (Shares)	1,000	100
Shares issued for cash at $0.000025 per share on December 5, 2009	$ 400	$ 160		$ 240			$ 400		$ 400
Shares issued for cash at $0.000025 per share on December 5, 2009 (Shares)	15,999,000	1,599,900
Net income (loss) for the period					(1,179)	(1,179)	(1,179)	(3,163)	(1,179)
Ending Balance at Dec. 31, 2009	400	160		240	(1,179)	(1,179)	(779)	(1,163)	(779)
Ending Balance (Shares) at Dec. 31, 2009	16,000,000	1,600,000
Recapitalization - ODT	2,000		6,999				8,999
Recapitalization - ODT (Shares)	2,000,100
Imputed interest from shareholders			3,009				3,009
Net income (loss) for the period					(66,056)		(66,056)
Ending Balance at Dec. 31, 2010	2,400		10,008		(67,235)		(54,827)
Ending Balance (Shares) at Dec. 31, 2010	18,000,100
Shares issued for cash at $0.01 per share on February 24, 2011	6,000		54,000				60,000
Shares issued for cash at $0.01 per share on February 24, 2011 (Shares)	6,000,000
Imputed interest from shareholders			3,270				3,270
Net income (loss) for the period					(38,078)		(38,078)
Ending Balance at Jun. 30, 2011	$ 8,400		$ 67,278		$ (105,313)		$ (29,635)
Ending Balance (Shares) at Jun. 30, 2011	24,000,100

Nature of Operations	6 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009 Online Disruptive Technologies Inc. [Member]	Dec. 31, 2009 Relationshipscoreboard.com Entertainment Inc. [Member]
Nature of Operations [Text Block]

Note 1 - Nature of Operations

Online Disruptive Technologies, Inc. (“ODT” or the “Company”) was incorporated on November 16, 2009 in the State of Nevada, U.S.A. The Company is in the business of operating websites with advertising revenue platforms. The Company has limited operations and in accordance with ASC 915, is considered a development stage company that has had no revenues from inception to date. The Company has a December 31 year-end.

Effective March 24, 2010, the Company acquired 100% of the issued and outstanding shares of RelationshipScoreboard.com Entertainment Inc. (“RS” or “RelationshipScoreboard.com”), a company incorporated on November 16, 2009 in the state of Nevada, U.S.A., in exchange for 16,000,000 shares of the Company’s common stock. Upon the completion of the acquisition, the former sole shareholder of RS held 89% of the Company’s issued and outstanding common stock. As a result, the transaction was accounted for as a reverse takeover transaction (“RTO”) for accounting purpose, as RS was deemed to be the acquirer, and these consolidated financial statements are a continuation of the financial statements of RS.

These financial statements have been prepared with the ongoing assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. The Company suffered a recurring loss and had a working capital deficit of  $38,111 as at June 30, 2011 (December 31, 2010 – a working capital deficit of  $63,152) which raises substantial doubt about the Company’s ability to continue as a going concern. These financial statements do no include any adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

The operations of the Company have primarily been funded by the sale of common shares and loans received. Continued operations of the Company are dependent on the Company’s ability to complete equity financings or generate profitable operations in the future. Management’s plan in this regard is to secure additional funds through future equity financings. Such financings may not be available or may not be available on reasonable terms to the Company.

Note 1 - Nature of Operations

Online Disruptive Technologies, Inc. (“ODT” or the “Company”) was incorporated on November 16, 2009 in the State of Nevada, U.S.A. The Company is in the business of operating websites with advertising revenue platforms. The Company has limited operations and in accordance with ASC 915, is considered a development stage company that has had no revenues from inception to date. The Company has a December 31 year-end.

Effective March 24, 2010, the Company acquired 100% of the issued and outstanding shares of RelationshipScoreboard.com Entertainment Inc. (“RS” or “RelationshipScoreboard.com”), a company incorporated on November 16, 2009 in the state of Nevada, U.S.A. in exchange for 16,000,000 shares of the Company’s common stock. Upon the completion of the acquisition, the former sole shareholder of RS is holding 89% of the Company’s issued and outstanding common stock. As a result, the transaction was accounted for as a reverse takeover transaction (“RTO”) for accounting purpose, as RS was deemed to be the acquirer, and these consolidated financial statements are a continuation of the financial statements of RS. The carrying amounts of RS’s assets and liabilities are included in these consolidated financial statements and 2009 comparative figures are those of RS. The consolidated statement of operations included the operations of RS for the year ended December 31, 2010 and the operations of ODT from March 25, 2010 to December 31, 2010.

These financial statements have been prepared with the on-going assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. The Company suffered recurring loss and had a working capital deficit of  $63,151 as at December 31, 2010 (2009 – a working capital deficit of  $779) which raises substantial doubt about the Company’s ability to continue as a going concern. These financial statements do no include any adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

The operations of the Company have primarily been funded by the sale of common shares and loans received. Continued operations of the Company are dependent on the Company’s ability to complete equity financings or generate profitable operations in the future. Management’s plan in this regard is to secure additional funds through future equity financings. Such financings may not be available or may not be available on reasonable terms to the Company.

Note 1 - Nature of Operations

Online Disruptive Technologies, Inc. (“ODT” or the “Company”) was incorporated on November 16, 2009 in the State of Nevada, U.S.A. The entity was established to explore investment opportunities in operation of websites with advertising revenue platforms. The Company has limited operations and in accordance with ASC 915, is considered a development stage company that has had no revenues from inception to date. The Company has a December 31 year-end.

These financial statements have been prepared with the on-going assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. As shown in the accompanying financial statements, the Company has incurred operating losses since inception and further losses are anticipated in the development of our business. As of December 31, 2009, the Company has limited financial resources and require additional financing to fund its operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do no include any adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

The operations of the Company have primarily been funded by the sale of common shares and loans received. Continued operations of the Company are dependent on the Company’s ability to complete equity financings or generate profitable operations in the future. Management’s plan in this regard is to secure additional funds through future equity financings. Such financings may not be available or may not be available on reasonable terms to the Company.

Note 1 - Nature of Operations

Relationshipscoreboard.com Entertainment, Inc. (“RS” or the “Company”) was incorporated on November 16, 2009 in the State of Nevada, U.S.A. The Company was established to operate a website with an advertising revenue platform. The Company has limited operations and in accordance with ASC 915, is considered a development stage company that has had no revenues from inception to date. The Company has a December 31 year-end.

These financial statements have been prepared with the on-going assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. As shown in the accompanying financial statements, the Company has incurred operating losses since inception and further losses are anticipated in the development of our business. As of December 31, 2009, the Company has limited financial resources and require additional financing to fund its operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do no include any adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

The operations of the Company have primarily been funded by the sale of common shares. Continued operations of the Company are dependent on the Company’s ability to complete equity financings or generate profitable operations in the future. Management’s plan in this regard is to secure additional funds through future equity financings. Such financings may not be available or may not be available on reasonable terms to the Company.

Acquisition -Odt	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Acquisition -Odt [Text Block]

Note 2 – Acquisition - ODT

In connection with the RTO described above and prior to the acquisition, ODT had no business and did not meet the definition of a business under ASC 805, “Accounting for Business Combinations”. Accordingly, the reverse takeover of ODT by RS has been accounted for as a capital transaction, in respect of which the net assets of ODT on March 24, 2010 were accounted for as a recapitalization of RS. A breakdown of ODT’s net assets as at March 24, 2010 is as follows:

March 24, 2010
Total assets – cash only	$14,910
Total liabilities	(5,911)

Net assets acquired	$8,999

Note 2 – Acquisition - ODT

In connection with the RTO described above and prior to the acquisition, ODT had no business and did not meet the definition of a business under ASC 805, “Accounting for Business Combinations”. Accordingly, the reverse takeover of ODT by RS has been accounted for as a capital transaction, in respect of which the net assets of ODT on March 24, 2010 were accounted for as a recapitalization of RS. A breakdown of ODT’s net assets as at March 24, 2010 is as follows:

March 24, 2010
Total assets – cash only	$14,910
Total liabilities	(5,911)

Net assets acquired	$8,999

Significant Accounting Policies	6 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009 Online Disruptive Technologies Inc. [Member]	Dec. 31, 2009 Relationshipscoreboard.com Entertainment Inc. [Member]
Significant Accounting Policies [Text Block]

Note 3 - Significant Accounting Policies

a)	Basis of Presentation

These financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“US GAAP”). All adjustments considered necessary for a fair presentation of financial position, results of operations and cash flows as at June 30, 2011 have been included.

b)	Accounting Method

The Company’s financial statements are prepared using the accrual method of accounting.

c)	Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant areas require use of estimates include valuation allowance for deferred income tax assets. Actual results could differ from those estimates.

d)	Foreign Currency Translation

The Company’s functional currency is U.S. dollars. Transactions in other currencies are recorded in U.S. dollars at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into U.S. dollars at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the statements of operations.

e)	Cash and Cash Equivalents

Cash and cash equivalents consist entirely of readily available cash balances. There were no cash equivalents as of June 30, 2011 and December 31, 2010.

f)	Stock-based Compensation

The Company accounts its stock options and similar equity instruments issued in accordance with ASC 718, “Share-Based Payment”. Accordingly, compensation costs attributable to stock options or similar equity instruments granted are measured at the fair value at the grant date, and expensed over the expected vesting period. ASC 718 requires excess tax benefits be reported as a financing cash inflow rather than as a reduction of taxes paid.

As at June 30, 2011 the Company had no stock options issued and outstanding.

Operating revenue consist of advertising revenue. The point in time at which revenues are recognized is determined in accordance with ASC 605-10 (formerly Staff Accounting Bulletin No. 104, “Revenue Recognition”). Revenues are recorded when the Company delivers services to its

g)	Revenue Recognition

customers and collection is reasonably estimated.

h)	Income Taxes

Income taxes are accounted for under the liability method of accounting for income taxes. Under the liability method, deferred tax liabilities and assets are recognized for the estimated future tax consequences attributable to differences between the amounts reported in the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted or substantially enacted income tax rates expected to apply when the asset is realized or the liability is settled. The effect of a change in income tax rates on deferred income tax liabilities and assets is recognized in income in the period that the change occurs. Deferred income tax assets are recognized to the extent that they are considered more likely than not to be realized.

The Financial Accounting Standards Board (FASB) has issued FASB ASC 740-10, “Accounting for Uncertainty in Income Taxes”. ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with prior literature FASB Statement No. 109, Accounting for Income Taxes. This standard requires a company to determine whether it is more likely than not that a tax position will be sustained will be sustained upon examination based upon the technical merits of the position. If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements. The implementation of this standard had no impact on the Company’s financial statements.

i)	Comprehensive Income (Loss)

The Company accounts for comprehensive income under the provisions of ASC Topic 220-10, Comprehensive Income - Overall , which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Statements of Operations and Comprehensive Loss.

j)	Earnings (Loss) Per Share

The Company adopted Financial Accounting Standards ASC subtopic 260-10, “Earnings Per Share”, which simplifies the computation of earning per share requiring the restatement of all prior periods.

Basic loss per share is computed on the basis of the weighted average number of common shares outstanding during each period.

Diluted loss per share is computed on the basis of the weighted average number of common shares and dilutive securities outstanding. For the six month period ended June 30, 2011, the basic loss per share is equal to the diluted loss per share as there are no potential dilutive securities.

k)	Financial Instruments and Fair Value of Financial Instruments

Fair Value of Financial Instruments – the Company adopted SFAS ASC 820-10-50, “Fair Value Measurements”. This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

  Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

  Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

  Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

As at June 30, 2011, the fair value of cash and cash equivalents was measured using Level 1 inputs.

The carrying amounts reported in the balance sheets for the cash and cash equivalents, accounts payable and accrued liabilities and loan payable each qualify as financial instruments and are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization.

l)	Website Development Costs

Website development costs relate to the development of the Company's proprietary website. These costs have been capitalized as incurred and installed and are being amortized over the estimated useful life of three years on a straight line basis. The Company accounts for these costs in accordance with ASC 350, Intangibles, which specifies the appropriate accounting for costs incurred in connection with the development and maintenance of websites.

m)	Recently Adopted Accounting Pronouncements

In October 2009, the FASB issued Accounting Standards Update 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements. This update addressed the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than a combined unit and will be separated in more circumstances that under existing US GAAP. This amendment has eliminated that residual method of allocation. Effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company adopted this standard on January 1, 2011 and the adoption of ASU 2009-13 did not have a material effect on the financial position, results of operations or cash flows of the Company.

In October 2009, the FASB issued Accounting Standards Update 2009-14, Software (Topic 985): Certain Revenue Arrangements That Include Software Elements. This update changed the accounting model for revenue arrangements that include both tangible products and software elements. Effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted.

The Company adopted this standard on January 1, 2011 and the adoption of ASU 2009-14 did not have an effect on the financial position, results of operations or cash flows of the Company.

In January 2010, the FASB issued ASU No. 2010-06 regarding fair value measurements and disclosures and improvement in the disclosure about fair value measurements. This ASU requires additional disclosures regarding significant transfers in and out of Levels 1 and 2 of fair value measurements, including a description of the reasons for the transfers. Further, this ASU requires additional disclosures for the activity in Level 3 fair value measurements, requiring presentation of information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements. This ASU is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this standard on January 1, 2011 and the adoption of ASU 2010-06 did not have a material impact on our financial statements.

In February 2010, the FASB issued ASC No. 2010-09, “Amendments to Certain Recognition and Disclosure Requirements”, which eliminates the requirement for SEC filers to disclose the date through which an entity has evaluated subsequent events. ASC No. 2010-09 is effective for its fiscal quarter beginning after December 15, 2010. The adoption of ASC No. 2010-09 is not expected to have a material impact on the Company’s financial statements ASU No. 2010-13 was issued in April 2010, and clarified the classification of an employee share based payment award with an exercise price denominated in the currency of a market in which the underlying security trades. This ASU will be effective for the first fiscal quarter beginning after December 15, 2010, with early adoption permitted. The Company adopted this standard on January 1, 2011 and the adoption of ASU No. 2010-13 did not have a material impact on the Company’s financial statements.

In April 2010, the FASB codified the consensus reached in Emerging Issues Task Force Issue No. 08-09, “Milestone Method of Revenue Recognition.” FASB ASU No. 2010-17 “Revenue Recognition –Milestone Method (Topic 605)” provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions. FASB ASU No. 2010 – 17 is effective for fiscal years beginning on or after June 15, 2010, and is effective on a prospective basis for milestones achieved after the adoption date. The Company adopted this standard on January 1, 2011 and the adoption of ASU 2010-17 did not have a material impact on its financial position or results of operations.

On March 5, 2010, the FASB issued ASU No. 2010-11 Derivatives and Hedging Topic 815 “Scope Exception Related to Embedded Credit Derivatives.” This ASU clarifies the guidance within the derivative literature that exempts certain credit related features from analysis as potential embedded derivatives requiring separate accounting. The ASU specifies that an embedded credit derivative feature related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another is not subject to bifurcation from a host contract under ASC 815-15-25, “Derivatives and Hedging — Embedded Derivatives — Recognition.” All other embedded credit derivative features should be analyzed to determine whether their economic characteristics and risks are “clearly and closely related” to the economic characteristics and risks of the host contract and whether bifurcation is required.

The Company adopted this standard on January 1, 2011 and the adoption of ASU 2010-11 did not have a material impact on the Company’s financial statements.

In April 2010, the FASB issued ASU 2010-13, “Compensation—Stock Compensation (Topic 718): Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades,” or ASU 2010-13. This ASU provides amendments to Topic 718 to clarify that an employee share-based payment award with an exercise price denominated in currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The Company does not expect the adoption of ASU 2010-13 to have a significant impact on its financial statements.

n)	Recently Issued Accounting Pronouncements

In April 2011, the FASB issued authoritative guidance to clarify when a restructuring constitutes a troubled debt restructuring. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that two conditions exist: (1) the restructuring constitutes a concession and (2) the debtor is experiencing financial difficulties. The guidance will be effective for interim and annual reporting periods beginning after June 15, 2011 and will be applied retrospectively to the beginning of the annual period of adoption. The Company does not anticipate that the guidance will have an impact on the Company’s financial statements.

In May 2011, the FASB issued an accounting pronouncement related to fair value measurement (FASB ASC Topic 820), which amends current guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments generally represent clarification of FASB ASC Topic 820, but also include instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company does not anticipate that the guidance will have an impact on the Company’s financial statements.

In June 2011, the FASB issued an accounting pronouncement that provides new guidance on the presentation of comprehensive income (FASB ASC Topic 220) in financial statements. Entities are required to present total comprehensive income either in a single, continuous statement of comprehensive income or in two separate, but consecutive, statements. Under the single-statement approach, entities must include the components of net income, a total for net income, the components of other comprehensive income and a total for comprehensive income. Under the two-statement approach, entities must report an income statement and, immediately following, a statement of other comprehensive income. Under either method, entities must display adjustments for items reclassified from other comprehensive income to net income in both net income and other comprehensive income.

The provisions for this pronouncement are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company does not anticipate that the guidance will have an impact on the Company’s financial statements.

Other accounting pronouncements that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.

Note 3 - Significant Accounting Policies

a) Basis of Presentation
These financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“US GAAP”). All adjustments considered necessary for a fair presentation of financial position, results of operations and cash flows as at December 31, 2010 have been included.

b) Accounting Method
The Company’s financial statements are prepared using the accrual method of accounting.

c) Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant areas require use of estimates include valuation allowance for deferred income tax assets. Actual results could differ from those estimates.

d) Foreign Currency Translation
The Company’s functional currency is U.S. dollars. Transactions in other currencies are recorded in U.S. dollars at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into U.S. dollars at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the statements of operations.

e) Cash and Cash Equivalents
Cash and cash equivalents consist entirely of readily available cash balances. There was no cash equivalents as of December 31, 2010 and 2009.

f) Stock-based Compensation
The Company accounts its stock options and similar equity instruments issued in accordance with ASC 718, “Share-Based Payment”. Accordingly, compensation costs attributable to stock options or similar equity instruments granted are measured at the fair value at the grant date, and expensed over the expected vesting period. ASC 718 requires excess tax benefits be reported as a financing cash inflow rather than as a reduction of taxes paid.

As at December 31, 2010 the Company had no stock options issued and outstanding.

g) Revenue Recognition
Operating revenue consist of advertising revenue. The point in time at which revenues are recognized is determined in accordance with ASC 605-10 (formerly Staff Accounting Bulletin No. 104, “Revenue Recognition”). Revenues are recorded when the Company delivers services to its customers and collection is reasonably estimated.

h) Income Taxes
Income taxes are accounted for under the liability method of accounting for income taxes. Under the liability method, deferred tax liabilities and assets are recognized for the estimated future tax consequences attributable to differences between the amounts reported in the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted or substantially enacted income tax rates expected to apply when the asset is realized or the liability is settled. The effect of a change in income tax rates on deferred income tax liabilities and assets is recognized in income in the period that the change occurs. Deferred income tax assets are recognized to the extent that they are considered more likely than not to be realized.

The Financial Accounting Standards Board (FASB) has issued FASB ASC 740-10, “Accounting for Uncertainty in Income Taxes”. ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with prior literature FASB Statement No. 109, Accounting for Income Taxes. This standard requires a company to determine whether it is more likely than not that a tax position will be sustained will be sustained upon examination based upon the technical merits of the position. If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements. The implementation of this standard had no impact on the Company’s financial statements.

i) Comprehensive Income (Loss)
The Company accounts for comprehensive income under the provisions of ASC Topic 220-10, Comprehensive Income - Overall , which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Statements of Operations and Comprehensive Loss.

j) Earnings (Loss) Per Share
The Company adopted Financial Accounting Standards ASC subtopic 260-10, “Earnings Per Share”, which simplifies the computation of earning per share requiring the restatement of all prior periods.

Basic loss per share is computed on the basis of the weighted average number of common shares outstanding during each year.

Diluted loss per share is computed on the basis of the weighted average number of common shares and dilutive securities outstanding. For the years ended December 31, 2010 and December 31, 2009, the basic loss per share is equal to the diluted loss per share as there are no potential dilutive securities.

k) Financial Instruments and Fair Value of Financial Instruments
Fair Value of Financial Instruments – the Company adopted SFAS ASC 820-10-50, “Fair Value Measurements”. This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

  Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

  Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

  Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

The carrying amounts reported in the balance sheets for the cash and cash equivalents, accounts payable and accrued liabilities and loan payable each qualify as financial instruments and are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization.

l) Website Development Costs
Website development costs relate to the development of the Company's Internet website. These costs have been capitalized as incurred and installed, and are being amortized over the estimated useful life of three years on a straight line basis. The Company accounts for these costs in accordance with ASC 350, Intangibles, which specifies the appropriate accounting for costs incurred in connection with the development and maintenance of websites.

m) Recently Adopted Accounting Pronouncements
In June 2009, the FASB ASC 860-10, “Accounting for Transfers of Financial Assets,” eliminates the concept of a qualifying special-purpose entity (“QSPE”), clarifies and amends the de-recognition criteria for a transfer to be accounted for as a sale, amends and clarifies the unit of account eligible for sale accounting and requires that a transferor initially measure at fair value and recognize all assets obtained and liabilities incurred as a result of a transfer of an entire financial asset or group of financial assets accounted for as a sale. This standard is effective for fiscal years beginning after November 15, 2009. The Company has adopted this standard on January 1, 2010 and has assessed that the adoption of this standard has no material effect on its financial statements.

In June 2009, the FASB issued FASB ASC 810-10-65 which amends the consolidation guidance applicable to a variable interest entity (“VIE”). This standard also amends the guidance governing the determination of whether an enterprise is the primary beneficiary of a VIE, and is therefore required to consolidate an entity, by requiring a qualitative analysis rather than a quantitative analysis. Previously, the standard required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred. This standard is effective for fiscal years beginning after November 15, 2009, and for interim periods within those fiscal years. Early adoption is prohibited. The Company has adopted this standard on January 1, 2010 and has assessed that the adoption of this standard has no material effect on its financial statements.

In September 2009, the FASB issued Accounting Standards Update 2009-12, Fair Value Measurements and Disclosures (Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). This update provides amendments to Topic 820 for the fair value measurement of investments in certain entities that calculate net asset value per share (or its equivalent). It is effective for interim and annual periods ending after December 15, 2009. Early application is permitted in financial statements for earlier interim and annual periods that have not been issued. The Company has adopted this standard January 1, 2010 and has assessed that the adoption of this standard has no material effect on its financial statements.

In July 2009, the FASB ratified the consensus reached by EITF (Emerging Issues Task Force) issued EITF No. 09-1, (ASC Topic 470) "Accounting for Own-Share Lending Arrangements in Contemplation of Convertible Debt Issuance" ("EITF 09-1"). The provisions of EITF 09-1, clarifies the accounting treatment and disclosure of share-lending arrangements that are classified as equity in the financial statements of the share lender. An example of a share-lending arrangement is an agreement between the Company (share lender) and an investment bank (share borrower) which allows the investment bank to use the loaned shares to enter into equity derivative contracts with investors. EITF 09-1 is effective for fiscal years that begin on or after December 15, 2009 and requires retrospective application for all arrangements outstanding as of the beginning of fiscal years beginning on or after December 15, 2009. Share-lending arrangements that have been terminated as a result of counterparty default prior to December 15, 2009, but for which the entity has not reached a final settlement as of December 15, 2009 are within the scope. The Company has adopted this standard on January 1, 2010 and has assessed that the adoption of this standard has no material effect on its financial statements.

In January 2010, the FASB issued Accounting Standards Update 2010-01, Equity (Topic 505): Accounting for Distributions to Shareholders with Components of Stock and Cash (A Consensus of the FASB Emerging Issues Task Force). This amendment to Topic 505 clarifies the stock portion of a distribution to shareholders that allows them to elect to receive cash or stock with a limit on the amount of cash that will be distributed is not a stock dividend for purposes of applying Topics 505 and 260. Effective for interim and annual periods ending on or after December 15, 2009, and would be applied on a retrospective basis. The Company has adopted this standard on January 1, 2010 and has assessed that the adoption of this standard has no material effect on its financial statements.

In January 2010, the FASB issued Accounting Standards Update 2010-02, Consolidation (Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary. This amendment to Topic 810 clarifies, but does not change, the scope of current US GAAP. It clarifies the decrease in ownership provisions of Subtopic 810-10 and removes the potential conflict between guidance in that Subtopic and asset derecognition and gain or loss recognition guidance that may exist in other US GAAP. An entity will be required to follow the amended guidance beginning in the period that it first adopts FAS 160 (now included in Subtopic 810-10). For those entities that have already adopted FAS 160, the amendments are effective at the beginning of the first interim or annual reporting period ending on or after December 15, 2009. The amendments should be applied retrospectively to the first period that an entity adopted FAS 160. The Company has adopted this standard on January 1, 2010 and has assessed that the adoption of this standard has no material effect on its financial statements.

n) Recently Issued Accounting Pronouncements
In October 2009, the FASB issued Accounting Standards Update 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements. This update addressed the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than a combined unit and will be separated in more circumstances that under existing US GAAP. This amendment has eliminated that residual method of allocation. Effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company does not expect the provisions of ASU 2009-13 to have a material effect on the financial position, results of operations or cash flows of the Company.

In October 2009, the FASB issued Accounting Standards Update 2009-14, Software (Topic 985): Certain Revenue Arrangements That Include Software Elements. This update changed the accounting model for revenue arrangements that include both tangible products and software elements. Effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company does not expect the provisions of ASU 2009-14 to have an effect on the financial position, results of operations or cash flows of the Company.

In January 2010, the FASB issued ASU No. 2010-06 regarding fair value measurements and disclosures and improvement in the disclosure about fair value measurements. This ASU requires additional disclosures regarding significant transfers in and out of Levels 1 and 2 of fair value measurements, including a description of the reasons for the transfers. Further, this ASU requires additional disclosures for the activity in Level 3 fair value measurements, requiring presentation of information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements. This ASU is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company is currently evaluating the impact of this ASU; however, the Company does not expect the adoption of this ASU to have a material impact on our financial statements.

In February 2010, the FASB issued ASC No. 2010-09, “Amendments to Certain Recognition and Disclosure Requirements”, which eliminates the requirement for SEC filers to disclose the date through which an entity has evaluated subsequent events. ASC No. 2010-09 is effective for its fiscal quarter beginning after December 15, 2010. The adoption of ASC No. 2010-09 is not expected to have a material impact on the Company’s financial statements ASU No. 2010-13 was issued in April 2010, and clarified the classification of an employee share based payment award with an exercise price denominated in the currency of a market in which the underlying security trades. This ASU will be effective for the first fiscal quarter beginning after December 15, 2010, with early adoption permitted. The adoption of ASU No. 2010-13 is not expected to have a material impact on the Company’s financial statements.

In April 2010, the FASB codified the consensus reached in Emerging Issues Task Force Issue No. 08-09, “Milestone Method of Revenue Recognition.” FASB ASU No. 2010-17 “Revenue Recognition –Milestone Method (Topic 605)” provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions. FASB ASU No. 2010 – 17 is effective for fiscal years beginning on or after June 15, 2010, and is effective on a prospective basis for milestones achieved after the adoption date. The Company does not expect this ASU will have a material impact on its financial position or results of operations.

On March 5, 2010, the FASB issued ASU No. 2010-11 Derivatives and Hedging Topic 815 “Scope Exception Related to Embedded Credit Derivatives.” This ASU clarifies the guidance within the derivative literature that exempts certain credit related features from analysis as potential embedded derivatives requiring separate accounting. The ASU specifies that an embedded credit derivative feature related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another is not subject to bifurcation from a host contract under ASC 815-15-25, “Derivatives and Hedging — Embedded Derivatives — Recognition.” All other embedded credit derivative features should be analyzed to determine whether their economic characteristics and risks are “clearly and closely related” to the economic characteristics and risks of the host contract and whether bifurcation is required. The adoption of this ASU did not have a material impact on the Company’s financial statements.

In April 2010, the FASB issued ASU 2010-13, “Compensation—Stock Compensation (Topic 718): Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades,” or ASU 2010-13. This ASU provides amendments to Topic 718 to clarify that an employee share-based payment award with an exercise price denominated in currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The Company does not expect the adoption of ASU 2010-13 to have a significant impact on its financial statements.

In May 2010, the FASB issued Accounting Standards Update 2010-19 (ASU 2010-19), Foreign Currency (Topic 830): Foreign Currency Issues: Multiple Foreign Currency Exchange Rates. The amendments in this Update are effective as of the announcement date of March 18, 2010. The Company does not expect the provisions of ASU 2010-19 to have a material effect on the Company's financial position, results of operations or cash flows of the Company.

Other accounting pronouncements that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.

Note 2 - Significant Accounting Policies

a) Basis of Presentation

These financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“US GAAP”). All adjustments considered necessary for a fair presentation of financial position, results of operations and cash flows as at December 31, 2009 have been included.

b) Accounting Method

The Company’s financial statements are prepared using the accrual method of accounting.

c) Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant areas require use of estimates include valuation allowance for deferred income tax assets. Actual results could differ from those estimates.

d) Foreign Currency Translation

The Company’s functional currency is U.S. dollars. Transactions in other currencies are recorded in U.S. dollars at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into U.S. dollars at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the statements of operations.

e) Cash and Cash Equivalents

Cash and cash equivalents consist entirely of readily available cash balances. There was no cash equivalent as of December 31, 2009.

f) Stock-based Compensation

The Company adopted ASC 718, “Share-Based Payment,” to account for its stock options and similar equity instruments issued. Accordingly, compensation costs attributable to stock options or similar equity instruments granted are measured at the fair value at the grant date, and expensed over the expected vesting period. ASC 718 requires excess tax benefits be reported as a financing cash inflow rather than as a reduction of taxes paid.

As at December 31, 2009, the Company has no stock option issued and outstanding.

g) Revenue Recognition

Operating revenue consist of advertising revenue. The point in time at which revenues are recognized is determined in accordance with ASC 605-10 (formerly Staff Accounting Bulletin No. 104, “Revenue Recognition”). Revenues are recorded when the Company delivers services to its customers and collection is reasonably estimated.

The Company has not generated any revenue since its inception.

h) Income Taxes

Income taxes are accounted for under the liability method of accounting for income taxes. Under the liability method, deferred tax liabilities and assets are recognized for the estimated future tax consequences attributable to differences between the amounts reported in the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted or substantially enacted income tax rates expected to apply when the asset is realized or the liability is settled. The effect of a change in income tax rates on deferred income tax liabilities and assets is recognized in income in the period that the change occurs. Deferred income tax assets are recognized to the extent that they are considered more likely than not to be realized.

The Financial Accounting Standards Board (FASB) has issued FASB ASC 740-10, “Accounting for Uncertainty in Income Taxes”. ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with prior literature FASB Statement No. 109, Accounting for Income Taxes. This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements. The implementation of this standard has no impact on the Company’s financial statements.

i) Comprehensive Income (Loss)

The Company accounts for comprehensive income under the provisions of ASC Topic 220-10, “Comprehensive Income - Overall,” which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Statement of Operations and Comprehensive Loss.

j) Earnings (Loss) Per Share

The Company adopted Financial Accounting Standards ASC subtopic 260-10, “Earnings Per Share”, which simplifies the computation of earning per share requiring the restatement of all prior periods.

Basic loss per share is computed on the basis of the weighted average number of common shares outstanding during each year.

Diluted loss per share is computed on the basis of the weighted average number of common shares and dilutive securities outstanding. As at December 31, 2009, diluted loss per share is equal to basic loss per share as there was no other security instrument outstanding as at December 31, 2009.

k) Financial Instruments and Fair Value of Financial Instruments

Fair Value of Financial Instruments – the Company adopted SFAS ASC 820-10-50, “Fair Value Measurements”. This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

The carrying amounts reported in the balance sheets for the cash and cash equivalents, accounts payable and accrued liabilities, and loan payable each qualify as financial instruments and are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization.

l) Subsequent Event

The Company has adopted ASC 855, “Subsequent Events,” which establishes general standards of accounting for disclosure of events that occur after the balance sheet date but before financial statements are issued or available to be issued. It requires the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued.

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through January 1, 2010 and September 13, 2010, the date the financial statements were available to be issued.

m) Accounting Codification

On July 1, 2009, the FASB launched the “FASB Accounting Standards Codification” (the “FASB ASC”) as the single source of authoritative non-governmental U.S. GAAP. The FASB ASC did not change current U.S. GAAP, but simplified user access to all authoritative U.S. GAAP by organizing all the authoritative literature related to a particular topic in one place. All existing accounting standard documents were superseded and all other accounting literature not included in the FASB ASC is now considered non-authoritative. The adoption of the FASB ASC did not have an impact on the Company’s financial statements.

n) Recently Adopted Accounting Pronouncements

In September 2009, the FASB issued Accounting Standards Update 2009-12, Fair Value Measurements and Disclosures (Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). This update provides amendments to Topic 820 for the fair value measurement of investments in certain entities that calculate net asset value per share (or its equivalent). It is effective for interim and annual periods ending after December 15, 2009. Early application is permitted in financial statements for earlier interim and annual periods that have not been issued. The Company adopted this standard for its fiscal year ended December 31, 2009 and has assessed that the adoption of this standard did not have a material effect on its financial statements.

In January 2010, the FASB issued Accounting Standards Update 2010-01, Equity (Topic 505): Accounting for Distributions to Shareholders with Components of Stock and Cash (A Consensus of the FASB Emerging Issues Task Force). This amendment to Topic 505 clarifies the stock portion of a distribution to shareholders that allows them to elect to receive cash or stock with a limit on the amount of cash that will be distributed is not a stock dividend for purposes of applying Topics 505 and 260. Effective for interim and annual periods ending on or after December 15, 2009, and would be applied on a retrospective basis. The Company adopted this standard for its fiscal year ended December 31, 2009 and has assessed that the adoption of this standard did not have a material effect on its financial statements.

In January 2010, the FASB issued Accounting Standards Update 2010-02, Consolidation (Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary. This amendment to Topic 810 clarifies, but does not change, the scope of current US GAAP. It clarifies the decrease in ownership provisions of Subtopic 810-10 and removes the potential conflict between guidance in that Subtopic and asset derecognition and gain or loss recognition guidance that may exist in other US GAAP. An entity will be required to follow the amended guidance beginning in the period that it first adopts FAS 160 (now included in Subtopic 810-10). For those entities that have already adopted FAS 160, the amendments are effective at the beginning of the first interim or annual reporting period ending on or after December 15, 2009. The amendments should be applied retrospectively to the first period that an entity adopted FAS 160. The Company adopted this standard for its fiscal year ended December 31, 2009 and has assessed that the adoption of this standard did not have a material effect on its financial statements.

o) Recently Issued Accounting Pronouncements

In June 2009, the FASB ASC 860-10, “Accounting for Transfers of Financial Assets,” eliminates the concept of a qualifying special-purpose entity (“QSPE”), clarifies and amends the de-recognition criteria for a transfer to be accounted for as a sale, amends and clarifies the unit of account eligible for sale accounting and requires that a transferor initially measure at fair value and recognize all assets obtained and liabilities incurred as a result of a transfer of an entire financial asset or group of financial assets accounted for as a sale. This standard is effective for fiscal years beginning after November 15, 2009. The Company is currently evaluating the potential impact of this standard on its financial statements, but does not expect it to have a material effect.

In June 2009, the FASB issued FASB ASC 810-10-65 which amends the consolidation guidance applicable to a variable interest entity (“VIE”). This standard also amends the guidance governing the determination of whether an enterprise is the primary beneficiary of a VIE, and is therefore required to consolidate an entity, by requiring a qualitative analysis rather than a quantitative analysis. Previously, the standard required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred. This standard is effective for fiscal years beginning after November 15, 2009, and for interim periods within those fiscal years. Early adoption is prohibited. The Company is currently evaluating the potential impact of the adoption of this standard on its financial statements, but does not expect it to have a material effect.

In July 2009, the FASB ratified the consensus reached by EITF (Emerging Issues Task Force) issued EITF No. 09-1, (ASC Topic 470) "Accounting for Own-Share Lending Arrangements in Contemplation of Convertible Debt Issuance" ("EITF 09-1"). The provisions of EITF 09-1, clarifies the accounting treatment and disclosure of share-lending arrangements that are classified as equity in the financial statements of the share lender. An example of a share-lending arrangement is an agreement between the Company (share lender) and an investment bank (share borrower) which allows the investment bank to use the loaned shares to enter into equity derivative contracts with investors. EITF 09-1 is effective for fiscal years that beginning on or after December 15, 2009 and requires retrospective application for all arrangements outstanding as of the beginning of fiscal years beginning on or after December 15, 2009. Share-lending arrangements that have been terminated as a result of counterparty default prior to December 15, 2009, but for which the entity has not reached a final settlement as of December 15, 2009 are within the scope. The Company does not expect the provisions of EITF 09-1 to have a material effect on the financial position, results of operations or cash flows of the Company.

In October 2009, the FASB issued Accounting Standards Update 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements. This update addressed the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than a combined unit and will be separated in more circumstances that under existing US GAAP. This amendment has eliminated that residual method of allocation. Effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company does not expect the provisions of ASU 2009-13 to have a material effect on the financial position, results of operations or cash flows of the Company.

In January 2010, the FASB issued ASU No. 2010-06 regarding fair value measurements and disclosures and improvement in the disclosure about fair value measurements. This ASU requires additional disclosures regarding significant transfers in and out of Levels 1 and 2 of fair value measurements, including a description of the reasons for the transfers. Further, this ASU requires additional disclosures for the activity in Level 3 fair value measurements, requiring presentation of information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements. This ASU is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company is currently evaluating the impact of this ASU; however, the Company does not expect the adoption of this ASU to have a material impact on our financial statements.

In February 2010, the FASB issued ASC No. 2010-09, “Amendments to Certain Recognition and Disclosure Requirements”, which eliminates the requirement for SEC filers to disclose the date through which an entity has evaluated subsequent events. ASC No. 2010-09 is effective for its fiscal quarter beginning after 15 December 2010. The adoption of ASC No. 2010-09 is not expected to have a material impact on the Company’s financial statements.

ASU No. 2010-13 was issued in April 2010, and clarified the classification of an employee share based payment award with an exercise price denominated in the currency of a market in which the underlying security trades. This ASU will be effective for the first fiscal quarter beginning after December 15, 2010, with early adoption permitted. The adoption of ASU No. 2010-13 is not expected to have a material impact on the Company’s financial statements.

Other accounting pronouncements that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.

Note 2 - Significant Accounting Policies

a) Basis of Presentation

These financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“US GAAP”). All adjustments considered necessary for a fair presentation of financial position, results of operations and cash flows as at December 31, 2009 have been included.

b) Accounting Method

The Company’s financial statements are prepared using the accrual method of accounting.

c) Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant areas require use of estimates include valuation allowance for deferred income tax assets. Actual results could differ from those estimates.

d) Foreign Currency Translation

The Company’s functional currency is U.S. dollars. Transactions in other currencies are recorded in U.S. dollars at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into U.S. dollars at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the statements of operations.

e) Cash and Cash Equivalents

Cash and cash equivalents consist entirely of readily available cash balances. There was no cash equivalent as of December 31, 2009.

f) Stock-based Compensation

The Company adopted ASC 718, “Share-Based Payment,” to account for its stock options and similar equity instruments issued. Accordingly, compensation costs attributable to stock options or similar equity instruments granted are measured at the fair value at the grant date, and expensed over the expected vesting period. ASC 718 requires excess tax benefits be reported as a financing cash inflow rather than as a reduction of taxes paid.

As at December 31, 2009, the Company has no stock option issued and outstanding.

g) Revenue Recognition

Operating revenue consist of advertising revenue. The point in time at which revenues are recognized is determined in accordance with ASC 605-10 (formerly Staff Accounting Bulletin No. 104, “Revenue Recognition”). Revenues are recorded when the Company delivers services to its customers and collection is reasonably estimated.

The Company has not generated any revenue since its inception.

h) Income Taxes

Income taxes are accounted for under the liability method of accounting for income taxes. Under the liability method, deferred tax liabilities and assets are recognized for the estimated future tax consequences attributable to differences between the amounts reported in the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted or substantially enacted income tax rates expected to apply when the asset is realized or the liability is settled. The effect of a change in income tax rates on deferred income tax liabilities and assets is recognized in income in the period that the change occurs. Deferred income tax assets are recognized to the extent that they are considered more likely than not to be realized.

The Financial Accounting Standards Board (FASB) has issued FASB ASC 740-10, “Accounting for Uncertainty in Income Taxes”. ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with prior literature FASB Statement No. 109, Accounting for Income Taxes. This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements. The implementation of this standard has no impact on the Company’s financial statements.

i) Comprehensive Income (Loss)

The Company accounts for comprehensive income under the provisions of ASC Topic 220-10, “Comprehensive Income – Overall,” which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Statement of Operations and Comprehensive Loss.

j) Earnings (Loss) Per Share

The Company adopted Financial Accounting Standards ASC subtopic 260-10, “Earnings Per Share”, which simplifies the computation of earning per share requiring the restatement of all prior periods.

Basic loss per share is computed on the basis of the weighted average number of common shares outstanding during each year.

Diluted loss per share is computed on the basis of the weighted average number of common shares and dilutive securities outstanding. As at December 31, 2009, the diluted loss per share is equal to basic loss per share as there was no other security instrument outstanding as at December 31, 2009.

k) Financial Instruments and Fair Value of Financial Instruments

Fair Value of Financial Instruments – the Company adopted SFAS ASC 820-10-50, “ Fair Value Measurements”. This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

  Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

  Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

  Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

The carrying amounts reported in the balance sheets for the cash and cash equivalents and accounts payable and accrued liabilities each qualify as financial instruments and are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization.

l) Subsequent Event

The Company has adopted ASC 855, “Subsequent Events,” which establishes general standards of accounting for disclosure of events that occur after the balance sheet date but before financial statements are issued or available to be issued. It requires the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued.

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through January 1, 2010 and September 13, 2010, the date the financial statements were available to be issued.

m) Accounting Codification

On July 1, 2009, the FASB launched the “FASB Accounting Standards Codification” (the “FASB ASC”) as the single source of authoritative non-governmental U.S. GAAP. The FASB ASC did not change current U.S. GAAP, but simplified user access to all authoritative U.S. GAAP by organizing all the authoritative literature related to a particular topic in one place. All existing accounting standard documents were superseded and all other accounting literature not included in the FASB ASC is now considered non-authoritative. The adoption of the FASB ASC did not have an impact on the Company’s financial statements.

n) Recently Adopted Accounting Pronouncements

In September 2009, the FASB issued Accounting Standards Update 2009-12, Fair Value Measurements and Disclosures (Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). This update provides amendments to Topic 820 for the fair value measurement of investments in certain entities that calculate net asset value per share (or its equivalent). It is effective for interim and annual periods ending after December 15, 2009. Early application is permitted in financial statements for earlier interim and annual periods that have not been issued. The Company adopted this standard for its fiscal year ended December 31, 2009 and has assessed that the adoption of this standard did not have a material effect on its financial statements.

In January 2010, the FASB issued Accounting Standards Update 2010-01, Equity (Topic 505): Accounting for Distributions to Shareholders with Components of Stock and Cash (A Consensus of the FASB Emerging Issues Task Force). This amendment to Topic 505 clarifies the stock portion of a distribution to shareholders that allows them to elect to receive cash or stock with a limit on the amount of cash that will be distributed is not a stock dividend for purposes of applying Topics 505 and 260. Effective for interim and annual periods ending on or after December 15, 2009, and would be applied on a retrospective basis. The Company adopted this standard for its fiscal year ended December 31, 2009 and has assessed that the adoption of this standard did not have a material effect on its financial statements.

In January 2010, the FASB issued Accounting Standards Update 2010-02, Consolidation (Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary. This amendment to Topic 810 clarifies, but does not change, the scope of current US GAAP. It clarifies the decrease in ownership provisions of Subtopic 810-10 and removes the potential conflict between guidance in that Subtopic and asset derecognition and gain or loss recognition guidance that may exist in other US GAAP. An entity will be required to follow the amended guidance beginning in the period that it first adopts FAS 160 (now included in Subtopic 810-10). For those entities that have already adopted FAS 160, the amendments are effective at the beginning of the first interim or annual reporting period ending on or after December 15, 2009. The amendments should be applied retrospectively to the first period that an entity adopted FAS 160. The Company adopted this standard for its fiscal year ended December 31, 2009 and has assessed that the adoption of this standard did not have a material effect on its financial statements.

o) Recently Issued Accounting Pronouncements

In June 2009, the FASB ASC 860-10, “Accounting for Transfers of Financial Assets,” eliminates the concept of a qualifying special-purpose entity (“QSPE”), clarifies and amends the de-recognition criteria for a transfer to be accounted for as a sale, amends and clarifies the unit of account eligible for sale accounting and requires that a transferor initially measure at fair value and recognize all assets obtained and liabilities incurred as a result of a transfer of an entire financial asset or group of financial assets accounted for as a sale. This standard is effective for fiscal years beginning after November 15, 2009. The Company is currently evaluating the potential impact of this standard on its financial statements, but does not expect it to have a material effect.

In June 2009, the FASB issued FASB ASC 810-10-65 which amends the consolidation guidance applicable to a variable interest entity (“VIE”). This standard also amends the guidance governing the determination of whether an enterprise is the primary beneficiary of a VIE, and is therefore required to consolidate an entity, by requiring a qualitative analysis rather than a quantitative analysis. Previously, the standard required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred. This standard is effective for fiscal years beginning after November 15, 2009, and for interim periods within those fiscal years. Early adoption is prohibited. The Company is currently evaluating the potential impact of the adoption of this standard on its financial statements, but does not expect it to have a material effect.

In July 2009, the FASB ratified the consensus reached by EITF (Emerging Issues Task Force) issued EITF No. 09-1, (ASC Topic 470) "Accounting for Own-Share Lending Arrangements in Contemplation of Convertible Debt Issuance" ("EITF 09-1"). The provisions of EITF 09-1, clarifies the accounting treatment and disclosure of share-lending arrangements that are classified as equity in the financial statements of the share lender. An example of a share-lending arrangement is an agreement between the Company (share lender) and an investment bank (share borrower) which allows the investment bank to use the loaned shares to enter into equity derivative contracts with investors. EITF 09-1 is effective for fiscal years that beginning on or after December 15, 2009 and requires retrospective application for all arrangements outstanding as of the beginning of fiscal years beginning on or after December 15, 2009. Share-lending arrangements that have been terminated as a result of counterparty default prior to December 15, 2009, but for which the entity has not reached a final settlement as of December 15, 2009 are within the scope. The Company does not expect the provisions of EITF 09-1 to have a material effect on the financial position, results of operations or cash flows of the Company.

In October 2009, the FASB issued Accounting Standards Update 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements. This update addressed the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than a combined unit and will be separated in more circumstances that under existing US GAAP. This amendment has eliminated that residual method of allocation. Effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company does not expect the provisions of ASU 2009-13 to have a material effect on the financial position, results of operations or cash flows of the Company.

In January 2010, FASB issued ASU No. 2010-06 regarding fair value measurements and disclosures and improvement in the disclosure about fair value measurements. This ASU requires additional disclosures regarding significant transfers in and out of Levels 1 and 2 of fair value measurements, including a description of the reasons for the transfers. Further, this ASU requires additional disclosures for the activity in Level 3 fair value measurements, requiring presentation of information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements. This ASU is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company is currently evaluating the impact of this ASU; however, the Company does not expect the adoption of this ASU to have a material impact on our financial statements.

In February 2010, the FASB issued ASC No. 2010-09, “Amendments to Certain Recognition and Disclosure Requirements”, which eliminates the requirement for SEC filers to disclose the date through which an entity has evaluated subsequent events. ASC No. 2010-09 is effective for its fiscal quarter beginning after 15 December 2010. The adoption of ASC No. 2010-09 is not expected to have a material impact on the Company’s financial statements.

ASU No. 2010-13 was issued in April 2010, and clarified the classification of an employee share based payment award with an exercise price denominated in the currency of a market in which the underlying security trades. This ASU will be effective for the first fiscal quarter beginning after December 15, 2010, with early adoption permitted. The adoption of ASU No. 2010-13 is not expected to have a material impact on the Company’s financial statements.

Other accounting pronouncements that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.

Website Development Costs	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Website Development Costs [Text Block]

Note 4 – Website Development Costs

The Company incurred and capitalized  $8,975 related to its ongoing website development. As at May 1 2011, the development of the initial phase of website was substantially completed. As such, the Company began amortizing the website cost over the estimated useful life of 3 years. As at June 30, 2011, the Company incurred two months of amortization cost amounting to  $499 and the net cost of web development asset of  $8,476 is reflected on the balance sheet.

		As of June 30, 2011
	Opening balance	Addition	Amortization	Ending balance
Website development costs	$8,325	$650	$499	$8,476

		As of December 31, 2010
	Opening balance	Addition	Amortization	Ending balance
Website development costs	$-	$8,325	$-	$8,325

Note 4 – Website Development Costs

During the 201 fiscal year, the Company incurred and capitalized  $8,325 related to its ongoing website development. Upon the completion of the website, the capitalized website costs will be amortized over its estimated useful life of 3 years. As at December 31, 2010, the website has not yet been completed.

Loans Payable Related Parties	6 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009 Online Disruptive Technologies Inc. [Member]
Loans Payable Related Parties [Text Block]	Note 5 – Loans Payable – Related Parties

As at June 30, 2011, the loans payable included followings:

   $56,462 payable to a shareholder of the Company. The amount is unsecured, non-interest bearing and due on demand.
   $400 payable to a director and principal shareholder of the Company. The amount is unsecured, non-interest bearing and due on demand.

During the six month period ended June 30, 2011, the Company recorded imputed interest on the loans payable from related parties at a market rate of 11.68% thereby leading to the recognition of interest expense of  $3,270. A corresponding amount was classified as additional paid-in capital.

Note 5 – Loans Payable – Related Parties

As at December 31, 2010, the loans payable included the following:

   $56,462 payable to a shareholder of the Company. The amount is unsecured, non-interest bearing and due on demand.
   $400 payable to a director and principal shareholder of the Company. The amount is unsecured, non-interest bearing and due on demand.

During the year ended December 31, 2010, the Company recorded imputed interest on the loans payable from related parties at a market rate of 11.5% thereby leading to the recognition of interest expense of  $3,009. A corresponding amount was classified as additional paid-in capital.

Note 3 – Loans Payable

During the period, the Company borrowed  $2,142 from an independent third party. The loan is unsecured, non-interest bearing and due on demand.

Subsequent to December 31, 2009, the independent third party purchased shares of the Company and became a shareholder. The Company further borrowed an additional  $29,320 from the shareholder, resulting in total loan payable of  $31,462.

Related Party Transactions	6 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009 Relationshipscoreboard.com Entertainment Inc. [Member]
Related Party Transactions [Text Block]	Note 6 – Related Party Transactions See Note 5.	Note 6 – Related Party Transactions See Note 5.

Note 3 – Related Party Transactions

There were no related party transactions for the period ended December 31, 2009.

Subsequent to the December 31, 2009, the Company borrowed a loan of  $400 from a director and shareholder of the Company.

Stockholders'Equity	6 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009 Online Disruptive Technologies Inc. [Member]	Dec. 31, 2009 Relationshipscoreboard.com Entertainment Inc. [Member]
Stockholders'Equity [Text Block]

Note 7 – Stockholders’ Equity

On March 24, 2010, the Company issued 16,000,000 common shares to the sole shareholder of RS to effect the acquisition and RTO. Prior to the acquisition and RTO (Note 1 and 2), RS engaged in the following equity transactions which have been restated using the exchange ratio established in the acquisition agreement to reflect 16,000,000 common shares issued in the reverse acquisition:

  On November 16, 2009, RS issued 1,000 common shares at  $0.0001 per share for total proceeds of  $0.10.
  On December 5, 2009, RS issued 15,999,000 common shares at  $0.000025 per share for total proceeds of  $400.

Prior to the acquisition and RTO (Note 1 and 2), the Company engaged in the followings equity transactions:

  On November 16, 2009, the Company issued 100 common shares at  $0.001 per share for total proceeds of  $0.10.
  On December 2, 2009, the Company issued 200,000 common shares at  $0.01 per share for total proceeds of  $2,000.
  On January 7, 2010, the Company issued 1,800,000 common shares at  $0.01 per share for total proceeds of  $18,000.

Upon the acquisition and RTO, 2,000,100 common shares issued by the Company prior to the acquisition were considered as a recapitalization to RS.

On February 24, 2011, the Company issued 6,000,000 common shares at  $0.01 per share for total proceeds of  $60,000.

Note 7 – Stockholders’ Equity

On March 24, 2010, the Company issued 16,000,000 common shares to the sole shareholder of RS to effect the acquisition and RTO. Prior to the acquisition and RTO (Note 1 and 2), RS engaged in the following equity transactions which have been restated using the exchange ratio established in the acquisition agreement to reflect 16,000,000 common shares issued in the reverse acquisition:

  On November 16, 2009, RS issued 1,000 common shares at  $0.0001 per share for total proceeds of  $0.1.
  On December 5, 2009, RS issued 15,999,000 common shares at  $0.000025 per share for total proceeds of  $400.

Prior to the acquisition and RTO (Note 1 and 2), the Company engaged in the followings equity transactions:

  On November 16, 2009, the Company issued 100 common shares at  $0.001 per share for total proceeds of  $0.10.
  On December 2, 2009, the Company issued 200,000 common shares at  $0.01 per share for total proceeds of  $2,000.
  On January 7, 2010, the Company issued 1,800,000 common shares at  $0.01 per share for total proceeds of  $18,000.

Upon the acquisition and RTO, 2,000,100 common shares issued by the Company prior to the acquisition were considered as a recapitalization to RS.

Note 4 – Stockholders’ Equity

On November 16, 2009, the Company issued 100 common shares at  $0.001 per share for total proceeds of  $0.1.

On December 2, 2009, the Company issued 200,000 common shares at  $0.01 per share for total proceeds of  $2,000.

Note 4 – Shareholders’ Equity

On November 16, 2009, the Company issued 100 common shares at  $0.001 per share for total proceeds of  $0.1.

On December 5, 2009, the Company issued 1,599,900 common shares at  $0.00025 per share for total proceeds of  $400.

Income Taxes	12 Months Ended	1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009 Online Disruptive Technologies Inc. [Member]	Dec. 31, 2009 Relationshipscoreboard.com Entertainment Inc. [Member]
Income Taxes [Text Block]

Note 8 – Income Taxes

The Company is subject to income tax laws in the U.S. The Company incurred a net loss for the year ended December 31, 2010 and therefore did not incur income tax expense.

A reconciliation of the federal statutory income tax, at the statutory rate of 15% to the Company’s effective income tax rate, for the year ended December 31, 2010 and for the period from November 16, 2009 to December 31, 2009 is as follows:

		For the period from
	For the year ended	November 16, 2009 to
	December 31, 2010	December 31, 2009
	$	$
Net loss from operations	(66,056)	(1,179)
Statutory tax rate	15%	15%
Income tax recovery	(9,908)	(177)
Non-deductible item	451	-
Benefits not recognized	9,457	177
Income tax expense (recovery)	-	-

The significant components of deferred income tax assets (liabilities) are as follows:

	December 31, 2010	December 31, 2009
	$	$
Non-capital loss carry forwards	11,284	177
Valuation allowance	(11,284)	(177)
Deferred income tax assets	-	-

The valuation allowances for deferred tax assets as of December 31, 2010 and 2009 were  $11,284 and  $177 respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

As at December 31, 2010, the Company has non-capital loss carry forwards totalling  $75,227 available to reduce taxable income otherwise calculated in future years. These losses expire from 2029 to 2030.

Note 5 – Income Taxes

The Company is subject to income tax laws in the U.S. The Company incurred a net loss for the period from November 16, 2009 to December 31, 2009 and therefore did not incur income tax expense.

A reconciliation of the federal statutory income tax, at the statutory rate of 15% to the Company’s effective income tax rate, for the period from November 16, 2009 to December 31, 2009 is as follows:

		For the period from
		November 16, 2009
		(inception) to
		December 31, 2009
	$
Net loss from operations		(3,163)
Statutory tax rate		15%
Income tax recovery		(475)
Unrecognized benefits of non-capital losses		475
Income tax expense		-

The significant components of deferred income tax assets (liabilities) are as follows:

		December 31, 2009
	$
Non-capital loss carry forwards		475
Valuation allowance		(475)
Deferred income tax asset		-

The valuation allowance for deferred tax assets as of December 31, 2009 was  $475. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

As at December 31, 2009, the Company has non-capital loss carry forwards of  $3,163 available to reduce taxable income otherwise calculated in future years. This loss expires in 2029.

Note 5 – Income Taxes

The Company is subject to income tax laws in the U.S. The Company incurred a net loss for the period from November 16, 2009 to December 31, 2009 and therefore did not incur income tax expense.

A reconciliation of the federal statutory income tax, at the statutory rate of 15% to the Company’s effective income tax rate, for the period from November 16, 2009 to December 31, 2009 is as follows:

		For the period from
		November 16,
		2009(inception) to
		December 31, 2009
	$
Net loss from operations		(1,179)
Statutory tax rate		15%
Income tax recovery		(177)
Unrecognized benefit for non-capital losses		177
Income tax expense		-

The significant components of future income tax assets (liabilities) are as follows:

		December 31, 2009
	$
Non-capital loss carry forwards		177
Valuation allowance		(177)
Deferred income tax asset		-

The valuation allowance for deferred tax assets as of December 31, 2009 was  $177. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

As at December 31, 2009, the Company has non-capital loss carry forwards of  $1,179 available to reduce taxable income otherwise calculated in future years. This loss expires in 2029.

Subsequent Events	12 Months Ended	1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009 Online Disruptive Technologies Inc. [Member]	Dec. 31, 2009 Relationshipscoreboard.com Entertainment Inc. [Member]
Subsequent Events [Text Block]

Note 9 – Subsequent Events

On February 24, 2011, the Company completed an equity financing pursuant to which it issued 6,000,000 common shares at a per share price of  $0.01 for aggregate proceeds of  $60,000. The offering was completed in accordance with a prospectus filed by the Company on December 29, 2010.

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure from January 1, 2011 through March 8, 2011, the date the financial statements were available to be issued.

Note 6 – Subsequent Events

On January 7, 2010 the Company issued 1,800,000 common shares at  $0.01 per share for a total of  $18,000.

On March 24, 2010, the Company acquired Relationshipscoreboard.com Entertainment Inc. (“RS”) by issuing of 16,000,000 of the Company’s shares in exchange for 100% of RS shares. The acquisition is considered as a reverse-takeover as the shareholders of RS become the majority shareholders of the Company.

Subsequent to the year ended December 31, 2009, the Company is in the process of raising funds publicly through the sale of 6,000,000 common shares at a price of  $0.01 per share.

Also see Note 3.

Note 6 – Subsequent Events

On January 8, 2010, the Company obtained a  $400 loan from a shareholder and director of the Company. The loan was unsecured, non-interest bearing and due on demand.

On March 24, 2010, the Company was acquired by Online Disruptive Technologies, Inc. (“ODT”) by ODT issuing 16,000,000 of its shares for 100% of the Company’s shares. The acquisition is considered as a reverse-takeover as the shareholders of the Company become the majority shareholder of ODT.

Commitments And Guarantees	6 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009 Online Disruptive Technologies Inc. [Member]	Dec. 31, 2009 Relationshipscoreboard.com Entertainment Inc. [Member]
Commitments And Guarantees [Text Block]	Note 8 – Commitments and Guarantees The Company did not enter into any commitments nor did it become a guarantor to any parties as at June 30, 2011.	Note 10 – Commitments and Guarantees The Company did not enter into any commitments nor did it become a guarantor to any parties as at December 31, 2010.	Note 7 – Commitments and Guarantees The Company did not enter into any commitments nor did it become a guarantor to any parties during the period ended December 31, 2009.	Note 7 – Commitments and Guarantees The Company did not enter into any commitments nor did it become a guarantor to any parties during the fiscal year ended December 31, 2009.

Comparative Figures	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Comparative Figures [Text Block]	Note 9 – Comparative Figures Certain comparative figures have been reclassified in order to conform to the current period’s financial statement presentation.	Note 10 – Comparative Figures Certain comparative figures have been reclassified in order to conform to the current period’s financial statement presentation.